Summary of Significant Accounting Policies - Schedule of Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2021		Sep. 30, 2020		Sep. 30, 2021		Sep. 30, 2020		Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income (loss) attributable to common stockholders	$ (45,816)		$ 10,846		$ (147,452)		$ 9,139		$ (22,926)	$ (44,732)
Denominator:
Total weighted-average common shares outstanding - basic and diluted	187,253,106		164,063,787		180,125,277		160,361,748
Less: Restricted shares of common stock	9,424,234		11,807,832		10,338,735		11,613,834
Total weighted-average common shares outstanding, net of restricted shares of common stock - basic and diluted	177,828,872	[1]	152,255,955	[1]	169,786,542	[1]	148,747,914	[1]	620,939	566,200
Net loss per share:
Net income (loss) per share - basic and diluted	$ (0.26)		$ 0.07		$ (0.87)		$ 0.06		$ (36.92)	$ (79.00)

[1]	The weighted-average shares used in computing net loss per share, basic and diluted were retroactively adjusted as a result of the Reorganization. See Note 1 to the condensed consolidated financial statements for additional details.